Note 19 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain / (loss) on derivative instruments, net (Note 19)	$ 11,433	$ (5,861)	$ 10,873
Cross-Currency Swap [Member]
Gain / (loss) on derivative instruments, net (Note 19)	9,957	(1,047)	0
Foreign Exchange Option [Member]
Gain / (loss) on derivative instruments, net (Note 19)	393	0	0
Foreign Exchange Forward [Member]
Gain / (loss) on derivative instruments, net (Note 19)	1,148	(4,898)	1,177
Interest Rate Swaps and Caps [Member]
Gain / (loss) on derivative instruments, net (Note 19)	$ (65)	$ 84	$ 9,696